Taxation - Change in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (2,804)	$ (2,573)
Exchange differences	(11)	21
Recognised in income statement	108	(206)
Recognised in other comprehensive income and equity	(122)	(109)
Tax rate change – recognised in income statement	(4)	18
Tax rate change – recognised in other comprehensive loss and equity		(27)
Acquisition(2)		53
Transfer to assets held for sale	39	(18)
Sale of businesses		37
Ending balance	(2,794)	(2,804)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	64	62
Exchange differences	3	(10)
Recognised in income statement	(10)	28
Recognised in other comprehensive income and equity	0	0
Tax rate change – recognised in income statement	0	0
Tax rate change – recognised in other comprehensive loss and equity		0
Acquisition(2)		0
Transfer to assets held for sale	0	(16)
Sale of businesses		0
Ending balance	57	64
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	357	404
Exchange differences	(5)	(13)
Recognised in income statement	131	(17)
Recognised in other comprehensive income and equity	(38)	(8)
Tax rate change – recognised in income statement	0	3
Tax rate change – recognised in other comprehensive loss and equity		(3)
Acquisition(2)		0
Transfer to assets held for sale	(1)	(8)
Sale of businesses		(1)
Ending balance	444	357
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(688)	(585)
Exchange differences	(31)	9
Recognised in income statement	(92)	(79)
Recognised in other comprehensive income and equity	(20)	(34)
Tax rate change – recognised in income statement	(2)	3
Tax rate change – recognised in other comprehensive loss and equity		(4)
Acquisition(2)		0
Transfer to assets held for sale	40	2
Sale of businesses		0
Ending balance	(793)	(688)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,395)	(2,313)
Exchange differences	23	35
Recognised in income statement	78	(132)
Recognised in other comprehensive income and equity	(67)	(73)
Tax rate change – recognised in income statement	(2)	13
Tax rate change – recognised in other comprehensive loss and equity		(20)
Acquisition(2)		53
Transfer to assets held for sale	1	4
Sale of businesses		38
Ending balance	(2,362)	(2,395)
Post employment plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(142)	(141)
Exchange differences	(1)	0
Recognised in income statement	1	(6)
Recognised in other comprehensive income and equity	3	6
Tax rate change – recognised in income statement	0	(1)
Tax rate change – recognised in other comprehensive loss and equity		0
Acquisition(2)		0
Transfer to assets held for sale	(1)	0
Sale of businesses		0
Ending balance	$ (140)	(142)
DeLeon Holdco LLC
Reconciliation of changes in deferred tax liability (asset) [abstract]
Acquisition(2)		$ 53